UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: _____________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001707196
Central Index Key Number of sponsor:  0001633283

Towd Point Mortgage Trust 2026-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Michael Hitzmann, (646) 233-0753
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4 and 99.5 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

	Schedule 1 –	Executive Summary/Narrative (Original Pool)
	Schedule 2 –	Executive Summary/Narrative (Combined)
	Schedule 3 –	Bulk Acquisition Diligence Summary
	Schedule 4 –	Data Extract Report (Original Pool)
	Schedule 5 –	Cure Tracking Report (Original Pool)
	Schedule 6 –	Loan Level Tracking Report (Original Pool)
	Schedule 7 –	Data Compare Report (Original Pool)
	Schedule 8 –	Payment History Report (Original Pool)
	Schedule 9 –	CC Report (Original Pool)
	Schedule 10 –	Modification Report (Original Pool)
	Schedule 11 –	Title Report (Original Pool)
	Schedule 12 –	Data Extract Report (Additional Pool)
	Schedule 13 –	Cure Tracking Report (Additional Pool)
	Schedule 14 –	Loan Level Tracking Report (Additional Pool)
	Schedule 15 –	Data Compare Report (Additional Pool)
	Schedule 16 –	Payment History Report (Additional Pool)
	Schedule 17 –	CC Report (Additional Pool)
	Schedule 18 –	Modification Report (Additional Pool)
	Schedule 19 –	Title Report (Additional Pool)

99.2	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

	Schedule 1 –	Executive Summary/Narrative (Original Pool)
	Schedule 2 –	Loan Summary (Original Pool)
	Schedule 3–	Rating Agency Grades (Original Pool)
	Schedule 4 –	Findings Report (Original Pool)
	Schedule 5 –	Data Compare Report (Original Pool)

99.3	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

	Schedule 1 –	Title Summary (Original Pool)
	Schedule 2 –	Title Report (Original Pool)

	Schedule 3 –	Title Summary (Combined)
	Schedule 4 –	Title Report (Additional Pool)

99.4	Disclosures required by Rule 15Ga-2 for JCIII

	Schedule 1 –	Compliance Summary (Additional Pool)
	Schedule 2 –	Data Report (Additional Pool)
	Schedule 3 –	Exception Report (Additional Pool)
	Schedule 4 –	Itemized Report (Additional Pool)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 23, 2026

TOWD POINT ASSET FUNDING, LLC
(Depositor)

By:	/s/ Michael Hitzmann
Name: Michael Hitzmann
Title: President and Chief Executive Officer

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

	Schedule 1 –	Executive Summary/Narrative (Original Pool)
	Schedule 2 –	Executive Summary/Narrative (Combined)
	Schedule 3 –	Bulk Acquisition Diligence Summary
	Schedule 4 –	Data Extract Report (Original Pool)
	Schedule 5 –	Cure Tracking Report (Original Pool)
	Schedule 6 –	Loan Level Tracking Report (Original Pool)
	Schedule 7 –	Data Compare Report (Original Pool)
	Schedule 8 –	Payment History Report (Original Pool)
	Schedule 9 –	CC Report (Original Pool)
	Schedule 10 –	Modification Report (Original Pool)
	Schedule 11 –	Title Report (Original Pool)
	Schedule 12 –	Data Extract Report (Additional Pool)
	Schedule 13 –	Cure Tracking Report (Additional Pool)
	Schedule 14 –	Loan Level Tracking Report (Additional Pool)
	Schedule 15 –	Data Compare Report (Additional Pool)
	Schedule 16 –	Payment History Report (Additional Pool)
	Schedule 17 –	CC Report (Additional Pool)
	Schedule 18 –	Modification Report (Additional Pool)
	Schedule 19 –	Title Report (Additional Pool)

99.2	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

	Schedule 1 –	Executive Summary/Narrative (Original Pool)
	Schedule 2 –	Loan Summary (Original Pool)
	Schedule 3–	Rating Agency Grades (Original Pool)
	Schedule 4 –	Findings Report (Original Pool)
	Schedule 5 –	Data Compare Report (Original Pool)

99.3	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

	Schedule 1 –	Title Summary (Original Pool)
	Schedule 2 –	Title Report (Original Pool)
	Schedule 3 –	Title Summary (Combined)
	Schedule 4 –	Title Report (Additional Pool)

99.4	Disclosures required by Rule 15Ga-2 for JCIII

	Schedule 1 –	Compliance Summary (Additional Pool)
	Schedule 2 –	Data Report (Additional Pool)
	Schedule 3 –	Exception Report (Additional Pool)
	Schedule 4 –	Itemized Report (Additional Pool)